MassMutual

                                   CORPORATE
                                   INVESTORS






                                     [LOGO]






















                               REPORT for the NINE
                              MONTHS ENDED 9/30/02

MassMutual Corporate Investors           Adviser
   c/o David L. Babson & Company Inc.       David L. Babson & Company Inc.
   1500 Main Street, Suite 1100             Auditor
   Springfield, Massachusetts 01115         Deloitte & Touche, LLP
   (413) 226-1516                           New York, New York 10281
                                         Custodian
                                            Citibank, N.A.
                                         Transfer Agent & Registrar
                                            Shareholder Financial Services, Inc.
                                            P.O. Box 173673
                                            Denver, Colorado  80217-3673
                                            1-800-647-7374


                                     [LOGO]

          MCI
         LISTED
          NYSE
THE NEW YORK STOCK EXCHANGE



                    Internet website: www.massmutual.com/mci


                        Investment Objective and Policy

MassMutual Corporate Investors, a closed-end investment company, was offered to the public in September 1971 and its shares are listed on the New York Stock Exchange. The share price of Corporate Investors can be found in the financial section of most newspapers as "MassCp" or "MassMuInv" under the New York Stock Exchange listings. The trading symbol is "MCI".

The Trust's investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The principal investments are long-term corporate debt obligations and occasionally preferred stocks purchased directly from issuers. These provide a fixed yield and potential capital gains through warrants, conversion rights, or other equity features which are a prerequisite to every private placement purchased.

The Trust holds investments in a number of companies that are not publicly traded at this time. Capital gains may be realized on holdings of private companies through various methods, including directly negotiated sales, put options and initial public offerings of stock.

The Trust pays quarterly dividends and intends to distribute substantially all of its net income to shareholders each year. All distributions are paid in cash unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.

Dividends are distributed in January, May, August, and November.

To Our Shareholders

                                                                October 31, 2002

We are pleased to present the September 30, 2002 Quarterly Report of MassMutual Corporate Investors. The Board of Trustees declared a quarterly dividend of 36 cents per share, payable on November 14, 2002 to shareholders of record on October 31, 2002. A dividend of 43 cents per share was paid in the previous quarter.

The financial markets continued to decline during the third quarter. For the quarter, the Dow Jones Industrial Average declined 17.43%, the sharpest quarterly decline since the fourth quarter of 1987. The S&P 500 and Russell 2000 Indices had similar drops, declining 17.27% and 21.40%, respectively, during the third quarter.

Fixed income markets continue to be mixed with higher quality indices up for the quarter. On one hand, the Lehman Intermediate Government/Credit Bond Index and the Lehman Government/Credit Bond Index both posted solid increases of 4.53% and 5.70%, respectively, for the quarter. On the other hand, high yield indices were down significantly. For example, the Merrill Lynch High Yield Master II Index declined 3.02% for the third quarter.

For the quarter ended September 30, 2002, the Trust earned 38 cents per share compared to 43 cents per share in the previous quarter. Net assets of the Trust as of September 30th were $173,375,477 or $19.71 per share compared to $179,984,179 or $20.51 per share on June 30, 2002. This translated into a negative 1.84% return for the quarter, based on change in net assets with reinvestment of dividends.

During the quarter, two new private placement securities, totaling approximately $4.5 million were added to the Trust's portfolio. The Trust purchased the securities of C&M Conveyor and Shelter Acquisition, Inc. The weighted average coupon of these investments was 11.1%. (A brief description of these investments can be found in the Schedule of Investments.)

As noted in past press releases, quarterly earnings of the Trust have been declining. The decline in earnings is generally attributable to a decline in interest rates and to the weak economic environment which has adversely impacted the ability of some borrowers to pay their obligations. Due to this decline in earnings, the Trustees voted to reduce the Trust's dividend to 36 cents per share.

Thank you for your continued interest in and support of MassMutual Corporate Investors.

Sincerely,




Robert E. Joyal
President

CONSOLIDATED STATEMENTS OF                        MASSMUTUAL CORPORATE INVESTORS
ASSETS AND LIABILITIES


September 30, 2002 and 2001
(Unaudited)

                                                                                     2002                  2001
                                                                                -------------         -------------
ASSETS:
Investments
  (See Consolidated Schedule of Investments)
  Corporate restricted securities at fair value
   (Cost 2002 - $206,926,192; 2001 - $198,902,417)                              $ 170,590,994         $ 165,661,462
  Corporate public securities at market value
   (Cost 2002 - $21,171,711; 2001 - $28,367,221)                                   13,036,174            18,271,828
  Short-term securities at cost plus earned discount which
   approximates market value                                                        5,866,950             9,811,095
                                                                                -------------         -------------
                                                                                  189,494,118           193,744,385
Cash                                                                                                  167,420 367,351
Interest and dividends receivable, net                                              4,579,194             4,059,228
Receivable for investments sold 169,795 1,573,265
Other assets                                                                            6,994                88,133
                                                                                -------------         -------------
        TOTAL ASSETS                                                            $ 194,417,521         $ 199,832,362
                                                                                =============         =============

LIABILITIES:
Payable for investments purchased                                               $      81,306         $   1,426,620
Management fee payable                                                                652,757               667,945
Note payable                                                                       20,000,000            20,000,000
Interest payable                                                                      187,711               187,711
Accrued expenses                                                                       71,669                99,321
Accounts payable                                                                       48,601                  --

        TOTAL LIABILITIES                                                          21,042,044            22,381,597


NET ASSETS:
Common shares, par value $1.00 per share; an unlimited number authorized            8,796,351             8,703,079
Additional paid-in capital                                                        100,416,972            98,523,695
Retained net realized gain on investments, prior years                            100,353,354           100,353,354
Undistributed net investment income                                                 4,582,680             4,587,240
Undistributed net realized gain on investments                                      3,696,855             8,619,745
Net unrealized depreciation of investments                                        (44,470,735)          (43,336,348)

        TOTAL NET ASSETS                                                          173,375,477           177,450,765
                                                                                -------------         -------------
        TOTAL LIABILITIES AND NET ASSETS                                        $ 194,417,521         $ 199,832,362


COMMON SHARES ISSUED AND OUTSTANDING                                                8,796,351             8,703,079


NET ASSET VALUE PER SHARE                                                       $       19.71         $       20.39
                                                                                =============         =============

                       See Notes to Financial Statements.
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2

CONSOLIDATED STATEMENTS OF OPERATIONS             MASSMUTUAL CORPORATE INVESTORS

For the nine months ended September 30, 2002 and 2001
(Unaudited)

                                                                                  2002                 2001
                                                                              ------------         ------------
INVESTMENT INCOME:
Interest                                                                      $ 13,782,580         $ 14,454,249
Dividends                                                                          431,769              373,936
                                                                              ------------         ------------
        TOTAL INCOME                                                            14,214,349           14,828,185
                                                                              ------------         ------------

EXPENSES:
Management fees                                                                  2,014,780            2,046,189
Trustees' fees and expenses                                                         85,873              109,404
Transfer Agent/Registrar's expenses                                                 26,000               40,000
Interest                                                                         1,136,445            1,136,445
Reports to shareholders                                                             75,600               85,500
Audit and legal                                                                     74,050               39,375
Other                                                                              109,321               59,698
                                                                              ------------         ------------
        TOTAL EXPENSES                                                           3,522,069            3,516,611
                                                                              ------------         ------------
NET INVESTMENT INCOME (2002 - $1.22 PER SHARE; 2001 - $1.30 PER SHARE)          10,692,280           11,311,574
                                                                              ------------         ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                                 3,159,106            8,619,745
Net change in unrealized depreciation of investments                            (9,198,638)         (15,036,917)
                                                                              ------------         ------------
        NET LOSS ON INVESTMENTS                                                 (6,039,532)          (6,417,172)
                                                                              ------------         ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $  4,652,748         $  4,894,402
                                                                              ============         ============
















                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS             MASSMUTUAL CORPORATE INVESTORS

For the nine months ended September 30, 2002 and 2001
(Unaudited)

                                                                                 2002                 2001
                                                                             ------------         ------------
NET DECREASE IN CASH:
Cash flows from operating activities:
  Interest and dividends received                                            $ 12,983,529         $ 14,158,683
  Interest expense paid                                                        (1,136,445)          (1,136,445)
  Operating expenses paid                                                      (2,383,818)          (2,676,649)
  Federal income tax paid                                                            --             (1,160,120)
                                                                             ------------         ------------
        NET CASH PROVIDED BY OPERATING ACTIVITIES                               9,463,266            9,185,469
                                                                             ------------         ------------

Cash flows from investing activities:
  Increase (decrease) from short-term portfolio securities, net                 4,799,663           (2,608,711)
  Purchase of portfolio securities                                            (47,392,403)         (31,827,601)
  Proceeds from disposition of portfolio securities                            41,507,666           41,879,497
                                                                             ------------         ------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES                   (1,085,074)           7,443,185
                                                                             ------------         ------------
        NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES                 8,378,192           16,628,654
                                                                             ------------         ------------

Cash flows from financing activities:
  Increase in receipts for shares issued on reinvestment of dividends           1,496,216            2,575,060
  Cash dividends paid from net investment income                              (10,444,672)         (13,034,620)
  Cash dividends paid from net realized gain on investments                    (1,542,226)          (6,879,442)
                                                                             ------------         ------------
        NET CASH USED FOR FINANCING ACTIVITIES                                (10,490,682)         (17,339,002)
                                                                             ------------         ------------
NET DECREASE IN CASH                                                           (2,112,490)            (710,348)
Cash - beginning of year                                                        2,279,910            1,077,699
                                                                             ------------         ------------
CASH - END OF PERIOD                                                         $    167,420         $    367,351
                                                                             ============         ============

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET CASH FROM
  OPERATING AND INVESTING ACTIVITIES:

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $  4,652,748         $  4,894,402
                                                                             ------------         ------------

  Decrease in investments                                                       3,966,495           12,367,878
  (Increase) decrease in interest and dividends receivable, net                  (381,712)             542,135
  Decrease (increase) in receivable for investments sold                           63,519             (331,857)
  Increase in other assets                                                         (6,994)             (88,133)
  Increase in payable for investments purchased                                    81,306              700,832
  (Decrease) increase in management fee payable                                    (5,662)              70,840
  Increase (decrease) in accounts payable                                          38,118             (353,516)
  Decrease in accrued expenses                                                    (29,626)             (13,807)
  Decrease in accrued taxes                                                          --             (1,160,120)
                                                                             ------------         ------------
        TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS                         3,725,444           11,734,252
                                                                             ------------         ------------
        NET CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES              $  8,378,192         $ 16,628,654
                                                                             ============         ============

                       See Notes to Financial Statements.
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4

CONSOLIDATED STATEMENTS OF                        MASSMUTUAL CORPORATE INVESTORS
CHANGES IN NET ASSETS

For the nine months ended September 30, 2002 and 2001
(Unaudited)


                                                                                               2002                  2001
                                                                                          -------------         -------------
DECREASE IN NET ASSETS:

OPERATIONS:
  Net investment income                                                                   $  10,692,280         $  11,311,574
  Net realized gain on investments                                                            3,159,106             8,619,745
  Net change in unrealized depreciation of investments                                       (9,198,638)          (15,036,917)
                                                                                          -------------         -------------
  Net increase in net assets resulting from operations                                        4,652,748             4,894,402
        Net increase in shares of beneficial interest transactions                            1,496,216             2,575,060

Dividends to shareholders from:
  Net investment income (2002 - $.72 per share; 2001 - $.94 per share)                       (6,343,808)           (8,149,194)
  Net realized gains on investments (2002 - $.18 per share; 2001 - $.00 per share)           (1,542,226)                 --
                                                                                          -------------         -------------
        TOTAL DECREASE IN NET ASSETS                                                         (1,737,070)             (679,732)
NET ASSETS, BEGINNING OF YEAR                                                               175,112,547           178,130,497
                                                                                          -------------         -------------
NET ASSETS, END OF PERIOD (INCLUDING UNDISTRIBUTED NET
   INVESTMENT INCOME IN 2002 - $4,582,680; 2001 - $4,587,240)                             $ 173,375,477         $ 177,450,765
                                                                                          =============         =============



















                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED SELECTED PER SHARE DATA              MASSMUTUAL CORPORATE INVESTORS

Selected data for each share of beneficial interest outstanding for the periods ended:

                                                                                 For the nine
                                                                                 months ended        For the
                                                                                  9/30/2002         year ended
                                                                                 (Unaudited)        12/31/2001
                                                                                  ----------        ----------
Net asset value:
  Beginning of year                                                               $    20.07        $    20.74
                                                                                  ----------        ----------

Net investment income                                                                   1.22              1.70
Net realized and unrealized gain on investments (0.68)                                 (0.53)
                                                                                  ----------        ----------
Total from investment operations                                                        0.54              1.17
                                                                                  ----------        ----------

Dividends from net investment income to common shareholders                            (0.72)            (1.79)
Distributions from net realized gain on investments to common shareholders             (0.18)            (0.09)
Change from issuance of shares                                                            --              0.04
                                                                                  ----------        ----------
Total distributions                                                                    (0.90)            (1.84)
                                                                                  ----------        ----------

Net asset value:
  End of period                                                                   $    19.71        $    20.07
                                                                                  ==========        ==========


Per share market value:
  End of period                                                                   $    23.20        $    20.70
                                                                                  ==========        ==========


Total investment return:
  Market value                                                                          7.51%*            1.88%
  Net asset value                                                                       2.62%*            5.91%

Net assets (in millions):
  End of period                                                                   $   173.38        $   175.11
Ratio of operating expenses to average net assets                                       1.34%*            1.72%
Ratio of interest expenses to average net assets                                        0.64%*            0.84%
Ratio of total expenses to average net assets                                           1.98%*            2.56%
Ratio of net investment income to average net assets                                    6.01%*            8.20%
Portfolio turnover                                                                     22.24%*           24.48%


*Percentages represent results for the period and are not annualized.











                       See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

CONSOLIDATED SCHEDULE OF INVESTMENTS              MASSMUTUAL CORPORATE INVESTORS

September 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 9/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES - 98.39% (A)

PRIVATE PLACEMENT INVESTMENTS - 96.66%

ADORN, INC.
A manufacturer of wall panels, cabinets, moldings and
countertops for houses and recreational vehicles.
   12.5% Subordinated Note due 2010                               $   2,125,000         2/29/00      $  1,868,162     $  2,188,750
   Warrant, exercisable until 2010, to purchase
     common stock at $.02 per share (B)                                364 shs.         2/29/00           307,759           31,275
                                                                                                     ------------     ------------
                                                                                                        2,175,921        2,220,025
                                                                                                     ------------     ------------
ADVENTURE ENTERTAINMENT CORPORATION
An owner and operator of themed family entertainment
centers.
   19% Senior Subordinated Note due 2004 (B)                      $     207,048         12/9/99           207,048           20,705
   7% Redeemable Preferred Stock (B)                                 2,188 shs.        10/31/97         2,009,220             --
   Warrant, exercisable until 2005, to purchase
     common stock at $.01 per share (B)                              6,447 shs.        10/31/97            25,005             --
                                                                                                     ------------     ------------
                                                                                                        2,241,273           20,705
                                                                                                     ------------     ------------
ALPHA SHIRT COMPANY
A domestic distributor of imprintable apparel and other
related items.
   12% Senior Subordinated Note due 2007                          $   3,181,500         4/30/99         2,866,553        3,245,130
   Common Stock (B)                                                  1,060 shs.         4/30/99         1,059,950        1,001,786
   Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                                576 shs.         4/30/99           445,410          544,756
                                                                                                     ------------     ------------
                                                                                                        4,371,913        4,791,672
                                                                                                     ------------     ------------
AMERICA'S BODY CO., INC./LCP HOLDING CO.
A designer and manufacturer of commercial work vehicles.
   12% Senior Subordinated note Due 2007                          $   3,500,000         11/2/98         3,147,163        3,322,397
   Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                                 58 shs.         11/2/98           513,333                1
                                                                                                     ------------     ------------
                                                                                                        3,660,496        3,322,398
                                                                                                     ------------     ------------
AMES TRUE TEMPER, INC.
A leading manufacturer and distributor of non-powered
lawn and garden tools and accessories in North America.
   13% Senior Subordinated Note due 2010                          $   1,888,889         1/14/02         1,883,871        1,933,467
   10% Preferred Stock                                                 153 shs.         2/28/02           153,334          149,424
   Class A Common Stock (B)                                          2,105 shs.         2/28/02             2,105            1,684
   Warrant, exercisable until 2010, to purchase
     common stock at $.01 per share (B)                              5,018 shs.         1/14/02             5,018               50
                                                                                                     ------------     ------------
                                                                                                        2,044,328        2,084,625
                                                                                                     ------------     ------------
BEACON MEDICAL PRODUCTS, INC.
A designer, manufacturer and marketer of medical air and
gas distribution systems.
   Senior Secured Floating Rate Revolving Credit
     Facility due 2007                                            $      62,847          4/9/02            62,847           62,263
   Senior Secured Tranche A Floating Rate Note due 2008           $   1,133,307          4/9/02         1,133,307        1,125,487
   12% Senior Secured Note due 2010                               $     721,196          4/9/02           597,650          725,088
   Limited Partnership Interest of Riverside Capital               152,329 int.          4/9/02           152,329          121,863
   Appreciation Fund IV, L.P. (B)
   Warrant, exercisable until 2010, to purchase
     common stock at $.01 per share (B)                              1,390 shs.          4/9/02           127,497               14
                                                                                                     ------------     ------------
                                                                                                        2,073,630        2,034,715
                                                                                                     ------------     ------------

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                                                                               7

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 9/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A)(Continued)

BETA BRANDS, INC. - T.S.E.
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
   Senior Secured Tranche A  Floating Rate
     Note due 2004 (B)                                            $   2,127,412        12/23/97      $  2,127,411     $  1,063,706
   17.75% Senior Secured Tranche B Note
     due 2005 (B)                                                 $     802,824        12/23/97           802,823          401,412
   Preference Shares (B)                                           360,018 shs.         2/14/02                 2             --
   Limited Partnership Interests of
     CM Equity Partners (B)                                          6.27% int.        12/22/97           832,197            8,322
   Warrant, exercisable until 2005, to purchase
     common stock at $.81 per share (B)                            214,419 shs.        12/23/97              --              2,144
                                                                                                     ------------     ------------
                                                                                                        3,762,433        1,475,584
                                                                                                     ------------     ------------
BETTER MINERALS & AGGREGATES
A producer of high grade industrial and specialty silica
sands.
   14% Redeemable Preferred Stock                                      964 shs.         9/30/99           531,736          403,486
   Convertible Preferred Stock Series A and B, convertible
     into common stock at $9.26 per share (B)                      126,003 shs.        12/19/96         1,166,700          991,689
   Common Stock (B)                                                 20,027 shs.         9/30/99           799,068          679,208
   Warrants, exercisable until 2005 and 2010, to
     purchase common stock at $.01 per share (B)                    11,399 shs.               *           128,502              114
                                                                                                     ------------     ------------
                                                                                                        2,626,006        2,074,497
                                                                                                     ------------     ------------
C & K MANUFACTURING AND SALES COMPANY
A manufacturer and distributor of branded packaging and
supply products.
   Senior Secured Floating Rate Revolving Credit
     Facility due 2002 (B)                                        $     652,244         8/29/96           652,244           13,045
   Senior Secured Series A Floating Rate
     Term Note due 2002 (B)                                       $   2,141,158         8/29/96         2,141,158           42,823
   12% Series B Term Note due 2004                                $     522,900         8/29/96           499,055           10,458
   Membership Interests (B)                                          5.63% int.         8/29/96           125,750             --
   Warrant, exercisable until 2004, to purchase
     membership interests at $.01 per interest (B)                      36 int.         8/29/96            26,650             --
                                                                                                     ------------     ------------
                                                                                                        3,444,857           66,326
                                                                                                     ------------     ------------
C & M CONVEYOR, INC.
A manufacturer and supplier of material handling systems
to the corrugated sheet and container industry.
   9.5% Senior Secured Term Note due 2007                         $   1,233,434         9/13/02         1,233,434        1,219,496
   11% Senior Subordinated Note due 2010                          $     838,102         9/13/02           778,071          823,109
   Common Stock (B)                                                316,265 shs.         9/13/02           316,265          253,012
   Warrant, exercisable until 2010, to purchase
     common stock at $.01 per share (B)                            137,175 shs.         9/13/02            60,250            1,372
                                                                                                     ------------     ------------
                                                                                                        2,388,020        2,296,989
                                                                                                     ------------     ------------

*12/19/96 and 9/30/99.
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8

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 9/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A)(Continued)

CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the
retail and food service markets.
   8% Junior Subordinated Convertible
     Note due 2004, convertible into partnership
     points at $1,388.89 per point                                $     108,108         9/29/95      $    108,108     $    112,865
   Warrant, exercisable until 2006, to purchase
     partnership points at $.01 per point (B)                           39 pts.         9/29/95            50,261             --
                                                                                                     ------------     ------------
                                                                                                          158,369          112,865
                                                                                                     ------------     ------------
CAPESUCCESS LLC
A provider of diversified staffing services.
   Common Stock (B)                                                  6,855 shs.         4/29/00            37,702            1,885
   Preferred Membership Interests (B)                                1,882 int.         4/29/00             8,396              420
   Common Membership Interests (B)                                  24,318 int.         4/29/00           108,828            5,442
                                                                                                     ------------     ------------
                                                                                                          154,926            7,747
                                                                                                     ------------     ------------
CAPITOL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging
pharmaceuticals products.
   Common Stock (B)                                                    109 shs.               *               503              403
                                                                                                     ------------     ------------

CHAPARRAL RESOURCES, INC. - O.T.C.
An international oil and gas exploration and production
company.
   Common Stock (B)                                                    164 shs.         12/3/97             6,395              205
                                                                                                     ------------     ------------

COINING CORPORATION OF AMERICA
A manufacturer of close tolerance parts and metal
stampings.
   Senior Secured Floating Rate Revolving Credit
     Facility due 2006                                            $      43,210          1/7/02            43,210           36,888
   Senior Secured Floating Rate  Tranche A Note
     due 2007                                                     $   1,339,506         6/26/01         1,339,506        1,300,393
   12% Senior Secured Tranche B Note due 2008                     $     648,148         6/26/01           577,796          656,202
   Limited Partnership Interest (B)                                    324 shs.         6/26/01           324,074          259,259
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                            107,036 shs.         6/26/01            79,398            1,070
                                                                                                     ------------     ------------
                                                                                                        2,363,984        2,253,812
                                                                                                     ------------     ------------
COLIBRI HOLDINGS CORPORATION
A manufacturer and distributor of wild bird feeders and
accessories.
   12.5% Senior Subordinated Note due 2008                        $   1,593,750         9/22/00         1,367,362        1,549,444
   28% Preferred Stock                                                  71 shs.         11/2/01            70,833           70,089
   Common Stock (B)                                                  1,429 shs.         9/22/00           531,250          478,120
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                                843 shs.         9/22/00           265,625                8
                                                                                                     ------------     ------------
                                                                                                        2,235,070        2,097,661
                                                                                                     ------------     ------------

*12/30/97 and 5/29/99.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 9/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A)(Continued)

CONSUMER PRODUCT ENTERPRISES, INC.
A manufacturer of colored acrylic felt for consumer use.
   Senior Secured Floating Rate Revolving Credit
     Note due 2003                                                $     384,500         12/8/95      $    384,500     $    153,800
   10.75% Senior Secured Term Note due 2003                       $     613,774         12/8/95           613,774          245,510
   Senior Secured Floating Rate Term Note due 2003                $     311,445         12/8/95           311,445          124,578
   12% Senior Subordinated Note due 2005                          $     800,575         12/8/95           780,177          160,115
   Common Stock (B)                                                184,560 shs.         12/8/95           184,560             --
   Warrant, exercisable until 2005, to purchase
     common stock at $.01 per share (B)                            138,420 shs.         12/8/95            50,853             --
                                                                                                     ------------     ------------
                                                                                                        2,325,309          684,003
                                                                                                     ------------     ------------
CORVEST GROUP, INC.
A manufacturer and distributor of promotional products.
   12% Senior Subordinated Note due 2007                          $   3,863,636               *         3,659,430        3,498,909
   Common Stock (B)                                                     56 shs.               *            96,591           72,436
   Limited Partnership Interest (B)                                 19.32% int.               *           286,772          215,076
   Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                                183 shs.               *           297,203          236,683
                                                                                                     ------------     ------------
                                                                                                        4,339,996        4,023,104
                                                                                                     ------------     ------------
DELSTAR HOLDINGS CORP.
A manufacturer of plastic netting for a wide variety of
industries.
   Convertible Preferred Stock, convertible into common
     stock at $12.16 per share (B)                                   3,514 shs.         10/5/01           427,153               35
                                                                                                     ------------     ------------

DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler and distributor of
industrial magnets and subassemblies in North America
and Europe.
   12% Senior Subordinated Note due 2006                          $   1,231,884         7/19/01         1,061,857        1,220,159
   Common Stock (B)                                                    585 shs.         7/19/01           585,145          526,635
   Warrant, exercisable until 2006, to purchase
     common stock at $.01 per share (B)                                297 shs.         7/19/01           250,611                3
                                                                                                     ------------     ------------
                                                                                                        1,897,613        1,746,797
                                                                                                     ------------     ------------
DHD HEALTHCARE, INC.
A designer, manufacturer and distributor of plastic, non-
invasive medical devices used for respiratory care.
   Senior Secured Floating Rate  Tranche A Note
     due 2008                                                     $   1,320,702          2/8/01         1,320,702        1,325,589
   12% Senior Secured Tranche B Note due 2009                     $     574,220          2/8/01           492,190          591,441
   Limited Partnership Interests of Riverside
     Capital Appreciation Fund III, L.P. (B)                         2.81% int.          2/8/01           163,896          131,117
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                                927 shs.          2/8/01            82,030                9
                                                                                                     ------------     ------------
                                                                                                        2,058,818        2,048,156
                                                                                                     ------------     ------------

*3/5/99 and 3/24/99.
--------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 9/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A)(Continued)

DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name automotive
security systems, audio products and installation
accessories.
   12% Senior Subordinated Note due 2007                          $   3,355,267        12/22/99      $  3,037,031     $  3,455,926
   8% Convertible Class B Subordinated
     Promissory Note due 2008                                     $      89,442        12/22/99            89,061           92,143
   Class B Common Stock (B)                                         26,097 shs.        12/22/99           260,965          234,869
   Limited Partnership Interest                                      8.70% int.        12/22/99           539,268          485,342
   Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                             45,255 shs.        12/22/99           413,816              453
                                                                                                     ------------     ------------
                                                                                                        4,340,141        4,268,733
                                                                                                     ------------     ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment
maintenance services and temporary production labor to
industrial customers.
   Membership Interests of MM/Lincap
     Diversco Investments Ltd. LLC (B)                               3.48% int.         8/27/98           734,090             --
   Preferred Stock (B)                                               3,278 shs.        12/14/01         2,784,133          696,034
   Warrants, exercisable until 2003 &
     2011, to purchase common stock of
     DHI Holdings, Inc. at $.01 per share (B)                       13,352 shs.               *           403,427             --
                                                                                                     ------------     ------------
                                                                                                        3,921,650          696,034
                                                                                                     ------------     ------------
DT INDUSTRIES, INC.
A designer and manufacturer of automated production
systems used to assemble, test or package industrial and
consumer products.
   7.16% Convertible Preferred Stock, convertible into
     common stock at $14 per share (B)                              20,000 shs.         6/12/97         1,000,000          450,000
   Common Stock (B)                                                178,876 shs.         6/21/02         1,168,093          393,527
                                                                                                     ------------     ------------
                                                                                                        2,168,093          843,527
                                                                                                     ------------     ------------
EAGLE WINDOW & Door Holdings Co.
A manufacturer of wood and aluminum-clad wood
windows and doors.
   12% Senior Subordinated Note due 2010                          $   1,900,000          5/6/02         1,622,211        1,954,356
   Common Stock (B)                                                    225 shs.          5/6/02           225,000          202,500
   Warrant, exercisable until 2010, to purchase
     common stock at $.01 per share (B)                                441 shs.          5/6/02           285,000                4
                                                                                                     ------------     ------------
                                                                                                        2,132,211        2,156,860
                                                                                                     ------------     ------------
EAST RIVER VENTURES I, L.P.
An acquirer of controlling or substantial interests in other entities.
   Limited Partnership Interest                                     32,191 int.          1/1/01            31,000           27,481
                                                                                                     ------------     ------------

*10/24/96 and 8/28/98.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 9/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A)(Continued)

ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural
medicines and nutritional supplements.
   12% Senior Subordinated Note due 2009 (B)                      $   1,593,750         3/30/00      $  1,314,844     $  1,115,625
   Limited Partnership Interest (B)                                  1.43% int.         3/30/00           531,250           53,125
   Warrant, exercisable until 2009, to purchase
     common stock at $.01 per share (B)                                478 shs.         3/30/00           255,000                5
                                                                                                     ------------     ------------
                                                                                                        2,101,094        1,168,755
                                                                                                     ------------     ------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control
center systems.
   Senior Secured Tranche A Floating Rate Note
     due 2005                                                     $     999,800          3/2/98           999,800          688,162
   8.85% Senior Secured Tranche A Note due 2005                   $     999,800          3/2/98           999,800          793,841
   11.75% Senior Secured Tranche B Note due 2006                  $     700,000          3/2/98           638,132          561,750
   Senior Secured Floating Rate Revolving Credit
     Facility due 2005                                            $     890,000          3/2/98           890,000          608,582
   Common Stock (B)                                                 26,906 shs.         2/11/98            94,880           47,440
   Limited Partnership Interests of CM
     Equity Partners (B)                                           126,445 int.         2/11/98           126,648           63,324
   Warrant, exercisable until 2006, to purchase
     common stock at $.01 per share (B)                             34,783 shs.          3/2/98           112,000              348
                                                                                                     ------------     ------------
                                                                                                        3,861,260        2,763,447
                                                                                                     ------------     ------------
EVOLVE SOFTWARE, INC.
A provider of software for automating professional
services organizations.
   Common Stock (B)                                                    175 shs.         4/20/01               735               19
                                                                                                     ------------     ------------

EXAMINATION MANAGEMENT SERVICES, INC.
A national full-service evidence provider to the insurance
industry and a provider of occupational health testing.
   12% Senior Subordinated Note due 2007                          $   2,109,637         3/16/99         1,988,907        1,971,757
   Limited Partnership Interest (B)                                  5.27% int.          3/2/99         2,140,363        1,712,290
   Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                             77,233 shs.         3/16/99           175,803              772
                                                                                                     ------------     ------------
                                                                                                        4,305,073        3,684,819
                                                                                                     ------------     ------------
FAIRMARKET, INC.
A developer and deliverer of e-business selling and
marketing solutions for retailer, distributors and
manufacturers.
   Common Stock (B)                                                    217 shs.         4/20/01               371            228
                                                                                                     ------------     ------------

FASTENERS FOR RETAIL, INC.
A designer and marketer of low-cost fasteners for point of
purchase displays and signage in retail environments.
   12.5% Senior Subordinated Note due 2007                        $   3,650,000        12/22/99         3,300,416      3,759,500
   Class B common Stock (B)                                            600 shs.        12/22/99           600,000        470,221
   Warrant, exercisable until 2007, to purchase
     common stock at $.02 per share (B)                                589 shs.        12/22/99           462,927        461,378
                                                                                                     ------------     ------------
                                                                                                        4,363,343      4,691,099
                                                                                                     ------------     ------------

--------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 9/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A)(Continued)

G C-SUN HOLDINGS, L.P.
A value-added national distributor of maintenance, repair
and operating supplies such as fasteners, electrical
components and tools.
   12% Senior Subordinated Note due 2008                          $   1,725,000          3/2/00      $  1,451,885     $  1,293,750
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                                880 shs.          3/2/00           347,288                9

                                                                                                        1,799,173        1,293,759

GRAND EXPEDITIONS, INC.
A luxury travel tour operation provider.
   15% Senior Subordinated Note due 2010 (B)                      $   2,125,000         6/21/01         1,117,467          850,000
   Warrant, exercisable until 2010, to purchase
     common stock at $.01 per share (B)                             10,018 shs.         6/21/01         1,007,533              100

                                                                                                        2,125,000          850,100

HAMILTON FUNERAL SERVICES CENTERS, INC.
The largest privately held owner and operator of funeral
homes in the United States.
   16.5% Senior Subordinated Note due 2007 (B)                    $   3,802,712               *         3,697,924          950,678
   Warrant, exercisable until 2007, to purchase
     common stock at $1 per share (B)                              338,280 shs.               *            48,447             --

                                                                                                        3,746,371          950,678

HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in
manufacturing and marketing entities.
   Series A Preferred Units (B)                                    100,000 uts.         7/21/94           399,981          358,415


HUSSEY SEATING COMPANY
A manufacturer of spectator seating products.
   Senior Secured Floating Rate Revolving
     Note due 2006                                                $   1,282,500         6/12/96         1,282,500        1,161,818
   Senior Secured Floating Rate Note due 2006                     $   1,001,250              **         1,001,250          907,032
   Preferred Stock                                                  13,500 shs.          8/3/01         1,223,211          917,406
   Warrant, exercisable until 2006, to purchase
     common stock at $.01 per share (B)                              4,771 shs.             ***           225,000               48

                                                                                                        3,731,961        2,986,304

IBEAM BROADCASTING CORPORATION
A provider of an Internet broadcast network that delivers
streaming media with viewing and listening quality.
   Common Stock (B)                                                    461 shs.         4/20/01             2,360             --


INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network
systems for the industrial and office environments.
   11% Senior Secured Note due 2007                               $   1,737,191          6/1/00         1,737,191        1,673,903
   Common Stock (B)                                                    228 shs.          6/1/00           262,200          196,650

                                                                                                        1,999,391        1,870,553
                                                                                                     ------------     ------------

*1/25/99 and 7/16/99.
**6/12/96 and 8/3/01.
***6/12/96 and 1/19/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 9/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A)(Continued)

JACKSON PRODUCTS, INC.
A manufacturer and distributor of a variety of industrial
and highway safety products.
   Common Stock (B)                                                    226 shs.         8/16/95      $     22,634     $     54,887
   Warrant, exercisable until 2005, to purchase
     common stock at $.01 per share (B)                              1,042 shs.         8/16/95            95,627          252,395
                                                                                                     ------------     ------------
                                                                                                          118,261          307,282
                                                                                                     ------------     ------------
JASON, INC.
A diversified manufacturing company serving various
industrial markets.
   13% Senior Subordinated Note due 2008                          $     963,687          8/4/00           866,110          938,502
   14% Cumulative Redeemable Preferred Stock Series A                  289 shs.          8/4/00           289,224          278,277
   Limited Partnership Interests of
     Saw Mill Capital Fund II L.P. (B)                               2.52% int.          8/3/00           886,506          664,880
   Warrants, exercisable until 2008 and 2009, to purchase
     common stock at $.01 per share (B)                             50,870 shs.          8/4/00           115,412              509
                                                                                                     ------------     ------------
                                                                                                        2,157,252        1,882,168
                                                                                                     ------------     ------------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and
notions to consumers.
   Senior Secured Floating Rate
     Revolving Note Due 2005                                      $      91,432                            91,732           91,732
   Senior Secured Floating Rate Tranche A
     Note due 2007                                                $   1,114,543         6/16/00         1,114,543        1,109,082
   12% Senior Secured Tranche B Note due 2008                     $     550,392         6/16/00           513,130          571,040
   Limited Partnership Interests of
     Riverside XVI Holding Company L.P. (B)                          5.29% int.         6/12/00           330,472          297,425
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                              1,108 shs.         6/12/00            45,866               11
                                                                                                     ------------     ------------
                                                                                                        2,095,743        2,069,290
                                                                                                     ------------     ------------
KENAN-ADVANTAGE TRANSPORT COMPANY
A transporter of light petroleum, petrochemicals,
lubricants, and residual fuels.
   12.5% Senior Subordinated Note due 2009                        $   1,817,435         4/30/01         1,817,435        1,867,521
   Preferred Stock (B)                                                 307 shs.         4/30/01           307,000          245,600
   Warrant, exercisable until 2009, to purchase
     common stock at $.01 per share (B)                                269 shs.         4/30/01                14                3
                                                                                                     ------------     ------------
                                                                                                        2,124,449        2,113,124
                                                                                                     ------------     ------------
LANCASTER LABORATORIES, INC.
One of the largest laboratory testing operations in the
United States.
   12% Senior Subordinated Note due 2007                          $   1,669,643         9/25/00         1,383,779        1,677,750
   Common Stock (B)                                                455,357 shs.         9/25/00           455,357          409,821
   Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                            405,485 shs.         9/25/00           348,348            4,055
                                                                                                     ------------     ------------
                                                                                                        2,187,484        2,091,626
                                                                                                     ------------     ------------

--------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 9/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A)(Continued)

LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external
accessories for new and used sport utility vehicles, trucks
and vans.
   12.5% Senior Subordinated Note due 2006                        $   3,845,000               *      $  3,407,541     $  3,837,310
   Common Stock (B)                                                 58,001 shs.               *           406,003           25,520
   Warrant, exercisable until 2006, to purchase
     common stock at $.11 per share (B)                            108,404 shs.               *           602,127           38,158
                                                                                                     ------------     ------------
                                                                                                        4,415,671        3,900,988
                                                                                                     ------------     ------------
MAXTEC INTERNATIONAL CORP.
A manufacturer and distributor of remote control operating
systems for overhead cranes.
   Senior Floating Rate Revolving Credit Facility
     due 2002                                                     $     461,536         6/28/95           461,536          459,670
   Common Stock (B)                                                 76,923 shs.         6/28/95           230,769          173,077
   Warrant, exercisable until 2005, to purchase
     common stock at $.01 per share (B)                             39,563 shs.         6/28/95           171,429              396
                                                                                                     ------------     ------------
                                                                                                          863,734          633,143
                                                                                                     ------------     ------------
MERIT INDUSTRIES, INC.
A designer and manufacturer of coin-operated video and
dart games.
   15% Senior Subordinated Note due 2006                          $   2,753,515         8/19/98         2,612,762        2,777,557
   Limited Partnership Interests of
     Riverside X Holding Company L.P. (B)                            6.30% int.              **         1,377,812        1,231,251
   Warrant, exercisable until 2006, to purchase
     limited partnership interests at $.01 per share (B)             1,855 int.         8/19/98           185,411               19
                                                                                                     ------------     ------------
                                                                                                        4,175,985        4,008,827
                                                                                                     ------------     ------------
MOSS, INC.
A manufacturer and distributor of large display and exhibit
structures.
   Senior Secured Floating Rate Revolving
     Note due 2005                                                $     184,910         9/21/00           184,910           92,456
   Senior Secured Tranche A  Floating Rate
     Note due 2007                                                $   1,344,800         9/21/00         1,344,800          672,400
   12% Senior Secured Tranche B Note
     due 2008                                                     $     420,250         9/21/00           386,363          210,125
   Limited Partnership Interest of
     Riverside Capital Appreciation Fund I L.P. (B)                  6.23% int.         9/20/00           311,466           77,867
   Warrant, exercisable until 2008, to purchase
     common stock at $100 per share (B)                                463 shs.         9/21/00            40,344                5
                                                                                                     ------------     ------------
                                                                                                        2,267,883        1,052,853
                                                                                                     ------------     ------------

*12/23/98 and 1/28/99.
**8/12/98 and 3/3/00.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 9/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A)(Continued)

NEXELL THERAPEUTICS, INC.
A provider of cell therapy technology to the medical
community.
   3% Cumulative Convertible Preferred Stock
     Series B, due 2008, convertible into common
     stock at $2.75 per share                                        3,875 shs.        11/24/99     $   3,875,000     $  3,823,462
   Warrant, exercisable until 2008, to purchase
     common stock at $12 per share (B)                             184,525 shs.        11/24/99              --              1,845
                                                                                                     ------------     ------------
                                                                                                        3,875,000        3,825,307
                                                                                                     ------------     ------------
NPC, INC.
A manufacturer of flexible connectors and equipment used
in the installation of sewers and storm drain pipelines.
   Senior Secured Floating Rate Revolving Note
     due 2006                                                     $     373,728         6/25/99           373,728          359,116
   Senior Secured Floating Rate Note due 2006                     $   2,509,322         6/25/99         2,509,322        2,406,942
   12% Senior Secured Tranche B Note due 2007                     $     978,814         6/25/99           875,284          955,649
   Limited Partnership Interests of Riverside XIII
     Holding Company L.P. (B)                                        4.45% int.         6/11/99           295,250          221,438
   Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                                201 shs.         6/25/99           142,373                2
                                                                                                     ------------     ------------
                                                                                                        4,195,957        3,943,147
                                                                                                     ------------     ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the
automotive industry.
   9% Senior Secured Note due 2009                                $     812,500         1/28/02           812,500          824,940
   11.5% Senior Subordinated Note due 2012                        $   1,500,000         1/28/02         1,343,827        1,509,865
   Common Stock (B)                                                312,500 shs.         1/28/02           312,500          281,250
   Warrant, exercisable until 2012, to purchase
     common stock at $.01 per share (B)                            243,223 shs.         1/28/02           162,045            2,432
                                                                                                     ------------     ------------
                                                                                                        2,630,872        2,618,487
                                                                                                     ------------     ------------
OLYMPIC BOAT CENTERS, INC.
An operator of boat dealerships in Washington state,
Wisconsin, Minnesota and British Columbia.
   12% Senior Subordinated Note due 2006                          $   2,774,000          8/7/98         2,569,974        2,654,304
   12% Senior Subordinated Note due 2008                          $     307,071          2/9/00           277,409          297,658
   Limited Partnership Interest of Riverside VIII
     Holding Company L.P. (B)                                        8.31% int.               *         1,393,647        1,111,882
   Warrants, exercisable until 2007 and 2008, to purchase
     common stock at $.01 per share (B)                             25,793 shs.              **           389,188              287
                                                                                                     ------------     ------------
                                                                                                        4,630,218        4,064,131
                                                                                                     ------------     ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the
nutritional, pharmaceutical, personal care and food
packaging markets.
   12% Senior Subordinated Note due 2008                          $   2,125,000        12/19/00         1,896,220        2,156,723
   Membership Interests of MM/Lincap
     PPI Investments, Inc., LLC (B)                                265,625 int.        12/21/00           265,625          212,500
                                                                                                     ------------     ------------
                                                                                                        2,161,845        2,369,223
                                                                                                     ------------     ------------

*8/7/98, 2/23/99 and 12/22/99.
**8/7/98 and 2/9/00.
--------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 9/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A)(Continued)

PGT INDUSTRIES, INC.
A manufacturer of residential windows and patio doors and
a provider of custom patio rooms and porch enclosures.
   12% Senior Subordinated Notes due 2009                         $   1,965,000         1/29/01      $  1,733,751     $  2,043,600
   Common Stock (B)                                                    115 shs.         1/29/01           115,000           62,690
   Warrant, exercisable until 2009, to purchase
     common stock at $.01 per share (B)                                325 shs.         1/29/01           264,519          177,153
                                                                                                     ------------     ------------
                                                                                                        2,113,270        2,283,443
                                                                                                     ------------     ------------
PHARMACEUTICAL BUYERS, INC.
A group purchasing organization which specializes in
arranging and negotiating contracts for the purchase of
pharmaceutical goods and medical equipment.
   10.5% Senior Secured Note due 2005                             $     310,982        11/30/95           310,982          315,954
   10.5% Senior Secured Convertible Note
     due 2005, convertible into common stock
     at $50,000 per share                                         $     195,000        11/30/95           195,000          280,254
   Common Stock (B)                                                      6 shs.        11/30/95           337,500          440,948
                                                                                                     ------------     ------------
                                                                                                          843,482        1,037,156
                                                                                                     ------------     ------------
PLASSEIN PACKAGING, INC.
A manufacturer of flexible packaging products.
   13% Senior Subordinated Note due 2007 (B)                      $     763,608         8/15/00           653,574          381,804
   12% Junior Subordinated Note due 2008 (B)                      $     658,905         8/15/00           444,207          197,672
   15% Junior Subordinated Note due 2008 (B)                      $      73,494        11/14/01            71,969           22,048
   Convertible Preferred Stock, convertible into
     common stock at $1 per share (B)                              288,256 shs.         8/15/00           288,256           28,826
   Common Stock (B)                                                446,960 shs.         8/15/00           289,552           28,956
   Warrants, exercisable until 2007 and 2008, to purchase
     common stock at $.01 per share (B)                            482,594 shs.               *            95,840            4,826
                                                                                                     ------------     ------------
                                                                                                        1,843,398          664,132
                                                                                                     ------------     ------------
POLYMER TECHNOLOGIES, INC./POLI-TWINE WESTERN, INC.
A leading manufacturer of polypropylene twine for the hay
bailing marketplace.
   8% Senior Subordinated Note due 2010                           $     743,750         9/27/02           743,722          669,375
   Preferred Series A Stock                                           1062 shs.         9/27/02           958,922           26,562
   Preferred Series B Stock                                            239 shs.         9/27/02           232,880            5,976
   Common Stock (B)                                                 159375 shs.         9/27/02            79,688             --
   Warrant, exercisable until 2010, to purchase
     common stock at $.01 per share (B)                             800293 shs.         9/27/02           109,789             --
                                                                                                     ------------     ------------
                                                                                                        2,125,001          701,913
                                                                                                     ------------     ------------
PRECISION DYNAMICS, INC.
A manufacturer of custom-designed solenoid valves and controls
   Senior Secured Floating Rate Revolving Credit.
     Facility due 2003                                            $     896,500         7/22/96           896,500          778,162
   Senior Secured Floating Rate Term Note due 2003                $   1,532,200         7/22/96         1,532,200        1,329,950
   12% Senior Secured Term Note due 2004                          $     489,000         7/22/96           459,983          431,249
   8% Preferred Stock                                                  374 shs.         7/22/96           231,964          173,857
   Common Stock (B)                                                    599 shs.         7/22/96            28,978           14,489
   Warrant, exercisable until 2004, to purchase
     common stock at $.01 per share (B)                                322 shs.         7/22/96            97,800                3
                                                                                                     ------------     ------------
                                                                                                        3,247,425        2,727,710
                                                                                                     ------------     ------------

*8/15/00 and 11/14/01.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 9/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A)(Continued)

PREMIUM FOODS GROUP
A manufacturer and distributor of branded meat products.
   12% Senior Subordinated Note due 2008                          $   1,821,000         8/29/00      $  1,529,958     $  1,875,630
   Limited Partnership Interests of MHD
     Holdings, LLC (B)                                               1.79% int.         8/29/00           804,000          723,600
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                              7,052 shs.         8/29/00           327,072               71
                                                                                                     ------------     ------------
                                                                                                        2,661,030        2,599,301
                                                                                                     ------------     ------------
PROCESS CHEMICALS LLC
A specialty chemical company that manufactures processed
chemicals for the fertilizer, asphalt and concrete industries.
   6% Redeemable Preferred Membership Interests                      2,525 int.               *         2,780,992        2,645,836
   Common Membership Interests                                       9,863 int.               *            13,049           38,802
                                                                                                     ------------     ------------
                                                                                                        2,794,041        2,684,638
                                                                                                     ------------     ------------
PROGRESSIVE SOFTWARE HOLDINGS
A designer and manufacturer of point-of-sale monitors and
keyboards used by retailers and restaurants.
   Common Stock (B)                                                729,946 shs.          7/9/02         3,500,003           14,599
   Warrant, exercisable until 2005, to purchase
     common stock at $2.03 per share (B)                           218,182 shs.         5/26/98                 1             --
                                                                                                     ------------     ------------
                                                                                                        3,500,004           14,599
                                                                                                     ------------     ------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products,
related breeding and healthcare products and specialty
genetics sold to the dairy and beef industries.
   9.8% Redeemable Exchangeable Preferred Stock                      1,004 shs.         8/12/94           100,350           50,175
   Common Stock (B)                                                  2,046 shs.              **           126,866             --
                                                                                                     ------------     ------------
                                                                                                          227,216           50,175
                                                                                                     ------------     ------------
PW EAGLE, INC. - O.T.C.
An extruder of small and medium diameter plastic pipe
and tubing in the United States.
   14% Senior Subordinated Note due 2007                          $   3,503,535         9/16/99         3,499,380        3,276,185
   Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                            197,040 shs.         9/16/99                 1          557,012
                                                                                                     ------------     ------------
                                                                                                        3,499,381        3,833,197
                                                                                                     ------------     ------------
RK POLYMERS LLC
A producer of styrenic block copolymers and highly
engineered synthetic elastomers.
   13% Senior Subordinated Notes due 2011                         $   2,125,000         2/28/01         1,919,531        2,167,478
   Warrant, exercisable until 2011, to purchase
     common stock at $.01 per share (B)                                212 shs.         2/28/01           205,469                2
                                                                                                     ------------     ------------
                                                                                                        2,125,000        2,167,480
                                                                                                     ------------     ------------

*7/31/97 and 1/4/99.
**11/14/01 and 8/12/94.
--------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 9/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A)(Continued)

SABEX 2002, INC.
A Canadian specialty pharmaceutical company which manufactures and distributes generic injectable drugs and eye products.
   12% Senior Subordinated Note due 2009                          $   2,125,000         4/19/02      $  1,992,453     $  2,174,552
   Warrant, exercisable until 2009, to purchase
     common stock at $.01 per share (B)                             51,088 shs.         4/19/02           138,052              511
                                                                                                     ------------     ------------
                                                                                                        2,130,505        2,175,063
                                                                                                     ------------     ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the
wood working industry.
   Senior Secured Floating Rate Tranche A
     Note due 2007                                                $   2,331,970          6/2/99         2,331,970        2,331,970
   12% Senior Secured Tranche B Note Due 2007                     $   1,130,652          6/2/99         1,130,652        1,141,959
   Class B Common Stock (B)                                          1,480 shs.          6/2/99           256,212          156,762
                                                                                                     ------------     ------------
                                                                                                        3,718,834        3,630,691
                                                                                                     ------------     ------------
SELIG ACQUISITION CORPORATION
A manufacturer of container sealing materials for bottles
used in consumer products.
   12% Senior Subordinated Note due 2009                          $   2,125,000         6/13/02         1,948,067        2,143,734
   Warrant, exercisable until 2009, to purchase
     common stock at $.01 per share (B)                              2,011 shs.         6/13/02           182,023               20
                                                                                                     ------------     ------------
                                                                                                        2,130,090        2,143,754
                                                                                                     ------------     ------------
SHELTER ACQUISITION, INC.
A distributor of roofing supplied and products throughout
the Midwest.
   12.5% Senior Subordinated Note due 2008                        $   1,517,857          8/1/02         1,305,002        1,520,036
   Common Stock (B)                                                607,143 shs.          8/1/02           607,143          485,714
   Warrant, exercisable until 2009, to purchase
     common stock at $.01 per share (B)                            263,444 shs.          8/1/02           216,446            2,634
                                                                                                     ------------     ------------
                                                                                                        2,128,591        2,008,384
                                                                                                     ------------     ------------
SNYDER INDUSTRIES, INC.
A manufacturer of proprietary rotationally molded
polyethylene containers.
   12.25% Senior Subordinated Note due 2007                       $   3,125,000         12/6/99         2,796,327        3,166,815
   Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                                513 shs.         12/6/99           426,136                5
                                                                                                     ------------     ------------
                                                                                                        3,222,463        3,166,820
                                                                                                     ------------     ------------
SPECTAGUARD ACQUISITION LLC
The tenth largest provider of security officers in the
United States.
   14% Senior Subordinated Note due 2008                          $   2,073,901          3/1/00         2,038,434        2,156,857
   Preferred LLC Interests (B)                                         109 int.          3/1/00           108,854          102,950
   Common LLC Interests (B)                                        100,179 int.          3/1/00            14,844           11,875
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                            257,000 shs.          3/1/00            35,980            2,570
                                                                                                     ------------     ------------
                                                                                                        2,198,112        2,274,252
                                                                                                     ------------     ------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 9/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A)(Continued)

STAR INTERNATIONAL, INC.
A manufacturer of commercial cooking appliances.
   11% Senior Secured Note due 2004                               $   2,282,975         1/25/00      $  2,216,408     $  2,277,131
   9.65% Senior Secured Note due 2004                             $     469,254         5/27/94           469,254          462,457
   10.5% Subordinated Note due 2004                               $     716,418         5/27/94           716,418          698,621
   Common Stock (B)                                                  4,310 shs.         5/27/94           259,735          165,449
   Warrant, exercisable until 2004, to purchase
     common stock at $.01 per share (B)                              4,621 shs.               *           171,830          177,336
                                                                                                     ------------     ------------
                                                                                                        3,833,645        3,780,994
                                                                                                     ------------     ------------
STRATEGIC EQUIPMENT & SUPPLY PARTNERS, INC.
A provider of kitchen and restaurant design, equipment
fabrication and installation services.
   12% Senior Subordinated Note due 2008                          $   3,875,000         1/14/00         3,356,604        3,616,162
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                            106,539 shs.         1/14/00           658,751            1,065
                                                                                                     ------------     ------------
                                                                                                        4,015,355        3,617,227
                                                                                                     ------------     ------------
TELEX COMMUNICATIONS, INC.
A designer, manufacturer and marketer of sophisticated
audio, wireless and multimedia communications
equipment.
   Preferred Stock Series B (B)                                          17,707         3/20/02                 1           17,707
                                                                                                     ------------     ------------

THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such as
safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
   12.5% Senior Subordinated Note due 2007                        $   2,712,000          2/5/98         2,471,477        2,739,120
   Common Stock (B)                                                    630 shs.          2/4/98           630,000          567,000
   Warrant, exercisable until 2006,  to purchase
     common stock at $.01 per share (B)                                444 shs.          2/5/98           368,832                4
                                                                                                     ------------     ------------
                                                                                                        3,470,309        3,306,124
                                                                                                     ------------     ------------
THERMA-TRU CORPORATION
A manufacturer of residential exterior entry door systems.
   12.25% Senior Subordinated Note due 2009                       $   1,236,000          5/9/00           993,398        1,273,080
   Limited Partnership Interest of KT
     Holding Company L.P. (B)                                        0.52% int.          5/5/00           773,200          695,882
   Warrant, exercisable until 2009, to purchase
     common stock at $.01 per share (B)                                739 shs.          5/9/00           287,370           73,067
                                                                                                     ------------     ------------
                                                                                                        2,053,968        2,042,029
                                                                                                     ------------     ------------
TIDEWATER HOLDINGS, INC.
An operator of a barge transportation line on the
Columbia/Snake River system.
   Convertible Preferred Stock, convertible into                     1,120 shs.         7/25/96         1,120,000          896,000
     common stock at $1,000 per share (B)
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                                474 shs.         7/25/96            48,216          379,008
                                                                                                     ------------     ------------
                                                                                                        1,168,216        1,275,008
                                                                                                     ------------     ------------

*5/27/94 and 1/25/00.
--------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 9/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A)(Continued)

TINNERMAN-PALNUT ENGINEERED COMPONENTS
A manufacturer of precision engineered metal and plastic
fasteners and assembly components.
   12.75% Senior Subordinated Note due 2008                       $   1,875,000         12/6/01      $  1,875,000     $  1,890,917
   Membership Interests (B)                                        250,000 int.         12/6/01           250,000          225,000
                                                                                                     ------------     ------------
                                                                                                        2,125,000        2,115,917
                                                                                                     ------------     ------------
TRANSMONTAIGNE OIL COMPANY - A.S.E.
An independent petroleum products marketing company.
   Common Stock (B)                                                333,326 shs.               *         1,109,117        1,659,964
                                                                                                     ------------     ------------

TRONAIR, INC.
A designer, engineer and manufacturer of ground support
equipment for the business, commuter and commercial
aviation markets.
   10.5% Senior Secured Term Note due 2008                        $   2,368,750         1/20/00         2,368,750        2,294,371
   12% Senior Subordinated Note due 2010                          $   1,326,500         1/20/00         1,244,201        1,240,675
   Common Stock (B)                                                227,400 shs.         1/20/00           227,400          181,920
   Warrant, exercisable until 2010, to purchase
     common stock at $.01 per share (B)                            260,563 shs.         1/20/00            98,540            2,606
                                                                                                     ------------     ------------
                                                                                                        3,938,891        3,719,572
                                                                                                     ------------     ------------
TRUSEAL TECHNOLOGIES, INC.
A manufacturer of sealant systems for the North American
window and door market.
   12.25% Senior Subordinated Note due 2006                       $   2,675,000         6/23/97         2,483,998        2,675,000
   Limited Partnership Interest (B)                                 10.04% int.         6/17/97           824,600          742,140
   Warrant, exercisable until 2006, to purchase
     limited partnership interests at $.01 per unit (B)              1,258 uts.         6/23/97           376,932           52,636
                                                                                                     ------------     ------------
                                                                                                        3,685,530        3,469,776
                                                                                                     ------------     ------------
TVI, INC.
A retailer of used clothing in the United States, Canada
and Australia.
   15.971% Subordinated Note due 2008                             $   1,986,349          5/2/00         1,930,112        1,980,745
   Common Stock (B)                                                354,167 shs.          5/2/00           354,167          247,917
                                                                                                     ------------     ------------
                                                                                                        2,284,279        2,228,662
                                                                                                     ------------     ------------
USFLOW CORPORATION
A distributor of industrial pipes, valves and fittings.
   12.5% Senior Subordinated Note due 2007 (B)                    $   3,463,000        12/14/99         3,104,356        2,424,100
   Class B Common Stock (B)                                            664 shs.        12/14/99           664,200            6,642
   Warrant, exercisable until 2007, to purchase
     common stock at $.01 per share (B)                                565 shs.        12/14/99           461,733                6
                                                                                                     ------------     ------------
                                                                                                        4,230,289        2,430,748
                                                                                                     ------------     ------------

*3/28/91, 12/18/91, 9/30/92, 9/30/93, 9/30/94, 3/31/95 and 5/9/95.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS

September 30, 2002
(Unaudited)

                                                                   Shares, Units,
                                                                     Warrants,
                                                                    Ownership or      Acquisition                      Fair Value
                                                                  Principal Amount       Date            Cost          at 9/30/02
                                                                  ----------------     --------      ------------     ------------
CORPORATE RESTRICTED SECURITIES (A)(Continued)

VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in other entities.
   Series A Preferred Units (B)                                      0.13% int.         12/2/96                 1                2
                                                                                                     ------------     ------------

VITEX PACKAGING, INC.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags.
   12% Senior Subordinated Note due 2008                          $   2,045,265        12/18/00         1,901,154        2,159,559
   Limited Partnership Interests of Riverside VI
     Holding Company L.P. (B)                                        4.80% int.               *           351,320          281,054
   Limited Partnership Interests of Riverside
     Capital Appreciation Fund II L.P. (B)                           0.75% int.        12/18/00            79,735           63,788
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                                308 shs.              **           227,729                3
                                                                                                     ------------     ------------
                                                                                                        2,559,938        2,504,404
                                                                                                     ------------     ------------
WASHINGTON INVENTORY SERVICES, INC.
A provider of physical inventory taking and other related
services to retailers.
   12.5% Senior Subordinated Note due 2008                        $   1,646,881         11/3/00         1,604,584        1,705,958
   Senior Preferred Stock (B)                                        4,692 shs.         11/1/00           469,160          470,909
   Class B Common Stock (B)                                          8,959 shs.         11/1/00             8,959            8,063
   Warrant, exercisable until 2008, to purchase
     common stock at $.01 per share (B)                              3,979 shs.         11/3/00            49,804               40
                                                                                                     ------------     ------------
                                                                                                        2,132,507        2,184,970
                                                                                                     ------------     ------------
WICOR AMERICAS, INC.
A manufacturer of cellulose based insulation products,
systems and services for electrical transformer equipment
manufacturers.
   20% Senior Subordinated Secured Note due 2009                  $   2,196,069         11/9/01         2,195,345        2,221,872
                                                                                                     ------------     ------------

TOTAL PRIVATE PLACEMENT INVESTMENTS                                                                   202,996,809      167,590,415
                                                                                                     ------------     ------------








**12/30/97 and 9/9/99.
**1/2/98 and 12/18/00.
--------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

September 30, 2002
(Unaudited)

                                                                                     Shares or
                                                          Interest      Due          Principal                         Fair Value
                                                           Rate         Date           Amount           Cost           at 9/30/02
                                                           ----         ----           ------           ----           ----------
CORPORATE RESTRICTED SECURITIES (A) (CONTINUED)

RULE 144A SECURITIES - 1.73%:  (A)

BONDS - 0.18%
  Cuddy International Corp. (B)                            10.750%    12/01/07      $   233,313    $     229,827      $      97,991
  JohnsonDiversey, Inc.                                     9.625     05/15/12          210,000          210,000            210,000
                                                                                    -----------    -------------      -------------
    Total Bonds                                                                     $   443,313          439,827            307,991
                                                                                    ===========    -------------      -------------



CONVERTIBLE BONDS - 1.55%
  Advanced Micro Devices, Inc.                              4.750%    02/01/22      $   500,000          397,449            295,000
  Cymer, Inc.                                               3.500     02/15/09          850,000          850,000            650,250
  Echostar Communications, Inc.                             4.875     01/01/07          400,000          400,000            301,500
  FEI Company                                               5.750     08/15/08          375,000          375,000            273,281
  General Semiconductor, Inc.                               5.750     12/15/06           65,000           58,663             57,038
  Hyperion Solutions Corp.                                  4.500     03/15/05          200,000          200,000            186,500
  Invitrogen Corp.                                          2.250     12/15/06          425,000          425,000            337,875
  Sanmina-SCI Corp.                                         0.000     09/12/20        1,090,000          453,712            348,800
  Triquint Semiconductor, Inc.                              4.000     03/01/07          225,000          168,442            167,344
  Viropharma, Inc.                                          6.000     03/01/07          215,000          147,281             66,112
                                                                                    -----------    -------------      -------------
    TOTAL CONVERTIBLE BONDS                                                         $ 4,345,000        3,475,547          2,683,700
                                                                                    ===========    -------------      -------------


Common Stock - 0.00%
  Jordan Telecom Products (B)                                                                70           14,000               --
                                                                                                   -------------      -------------
    Total Common Stock                                                                                    14,000               --
                                                                                                   -------------      -------------


Warrants - 0.00%
  Winsloew Escrow Corp. (B)                                                                 900                9              8,888
                                                                                                   -------------      -------------
    Total Warrants                                                                                             9              8,888
                                                                                                   -------------      -------------

Total Rule 144A Securities                                                                             3,929,383          3,000,579
                                                                                                   -------------      -------------

Total Corporate Restricted Securities                                                              $ 206,926,192      $ 170,590,994
                                                                                                   -------------      -------------

--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

September 30, 2002
(Unaudited)

                                                                                     Shares or
                                                          Interest      Due          Principal                        Market Value
                                                           Rate         Date           Amount           Cost           at 9/30/02
                                                           ----         ----           ------           ----           ----------
CORPORATE PUBLIC SECURITIES - 7.52%: (A)

BONDS - 2.30%
  Derby Cycle Corp. (B)                                    10.000%    05/15/08      $   340,300    $     340,300      $       3,403
  G F S I, Inc.                                             9.625     03/01/07          145,000          122,538            115,819
  Isle of Capri Casinos, Inc.                               9.000     03/15/12          450,000          450,000            462,375
  L L S Corp. (B)                                          11.625     08/01/09          500,000          445,000             25,000
  Neff Corp.                                               10.250     06/01/08          230,000          227,688             98,900
  Numatics, Inc.                                            9.625     04/01/08          550,000          540,960            253,000
  Remington Products Co.                                   11.000     05/15/06          600,000          595,506            486,000
  Sports Club Co.                                          11.375     03/15/06          600,000          582,000            539,250
  Telex Communications, Inc. (B)                            0.000     11/15/06          373,182          206,820            205,250
  United Refining Co.                                      10.750     06/15/07        1,365,000        1,365,000          1,037,400
  Winsloew Escrow Corp.                                    12.750     08/15/07          900,000          879,472            754,875
                                                                                    -----------    -------------      -------------
    TOTAL BONDS                                                                     $ 6,053,482        5,755,285          3,981,272
                                                                                    ===========    -------------      -------------


COMMON STOCK - 1.96%
  Computer Horizons Corp. (B)                                                            32,068          301,942            119,293
  EOS International, Inc. (B)                                                           100,000          300,000             42,000
  Florist Transworld Delivery, Inc. (B)                                                  29,374           41,258            406,830
  H C I Direct, Inc. (B)                                                                  1,000             --                  100
  Key3media Group, Inc. (B)                                                             195,000          984,750              2,925
  PepsiAmericas, Inc.                                                                    92,145        2,006,365          1,308,459
  Proton Energy Systems, Inc. (B)                                                        26,000          328,859             55,120
  Rent-Way, Inc. (B)                                                                     92,866          916,263            278,598
  Suprema Specialties, Inc. (B)                                                          32,500          414,375                 33
  Supreme Industries, Inc. (B)                                                          105,202          267,325            468,149
  T G C Industries (B)                                                                    6,361            9,497                954
  Titan Corp. (B)                                                                        58,052          173,221            557,299
  Vina Technologies, Inc. (B)                                                               572            1,687                 92
  W E C Company, Inc. (B)                                                                 5,938          800,000            159,990
                                                                                                   -------------      -------------
    TOTAL COMMON STOCK                                                                                 6,545,542          3,399,841
                                                                                                   -------------      -------------











--------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

September 30, 2002
(Unaudited)

                                                                                     Shares or
                                                          Interest      Due          Principal                        Market Value
                                                           Rate         Date           Amount           Cost           at 9/30/02
                                                           ----         ----           ------           ----           ----------
CORPORATE PUBLIC SECURITIES: (A) (Continued)

CONVERTIBLE BONDS - 2.98%
  B E A Systems, Inc.                                       4.000%    12/15/06      $   525,000    $     382,594      $     403,594
  Charter Communications, Inc.                              4.750     06/01/06          660,000          660,000            282,975
  Commscope, Inc.                                           4.000     12/15/06          185,000          179,550            136,650
  Corning Inc.                                              0.000     11/08/15          795,000          589,829            347,813
  Cypress Semiconductor Corp.                               4.000     02/01/05          210,000          210,000            164,063
  Echostar Communications                                   4.875     01/01/07        1,000,000          805,000            753,750
  FEI Company                                               5.500     08/15/08        1,160,000        1,080,300            845,350
  Hyperion Solutions Corp.                                  4.500     03/15/05           50,000           35,500             46,625
  Mediacom Communications Corp.                             5.250     07/01/06        1,045,000        1,045,000            680,556
  Nextel Communications                                     4.750     07/01/07          870,000          530,700            643,800
  S C I Systems, Inc.                                       3.000     03/15/07          800,000          727,038            476,000
  Sanmina-SCI Corp.                                         0.000     09/12/20        1,190,000          425,373            380,800
                                                                                    -----------    -------------      -------------
    TOTAL CONVERTIBLE BONDS                                                         $ 8,490,000        6,670,884          5,161,975
                                                                                    ===========    -------------      -------------

CONVERTIBLE PREFERRED STOCK - 0.28%
  Lucent Technologies Capital Trust I                                                     2,200        2,200,000            493,086
                                                                                                   -------------      -------------

    TOTAL CONVERTIBLE PREFERRED STOCK                                                                  2,200,000            493,086
                                                                                                   -------------      -------------

    TOTAL CORPORATE PUBLIC SECURITIES                                                              $  21,171,711      $  13,036,174
                                                                                                   -------------      -------------

                                                         Interest       Due          Principal                        Market Value
                                                        Rate/Yield      Date           Amount           Cost           at  9/30/02
                                                           ----         ----           ------           ----           -----------
SHORT-TERM SECURITIES:

COMMERCIAL PAPER - 3.39%
  Conagra Foods, Inc.                                       1.810%    10/02/02      $   975,000    $     974,951      $     974,951
  Pearson Holdings, Inc.                                    1.920     10/09/02        1,510,000        1,509,356          1,509,356
  Sears Roebuck Acceptance                                  1.900     10/01/02        1,300,000        1,300,000          1,300,000
  Washington Mutual Insurance Corp.                         1.850     10/01/02        2,085,000        2,082,643          2,082,643
                                                                                    -----------    -------------      -------------
    TOTAL SHORT-TERM SECURITIES                                                     $ 5,870,000    $   5,866,950      $   5,866,950
                                                                                    ===========    -------------      -------------

TOTAL INVESTMENTS        109.30%                                                                   $ 233,964,853      $ 189,494,118
                                                                                                   =============      -------------
  Other Assets             2.84                                                                                           4,923,403
  Liabilities            (12.14)                                                                                        (21,042,044)
                         ------                                                                                       -------------
TOTAL NET ASSETS         100.00%                                                                                      $ 173,375,477
                         ======                                                                                       =============


(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B) Non-income producing security.

                       See Notes to Financial Statements.
--------------------------------------------------------------------------------

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

September 30, 2002
(Unaudited)

                            INDUSTRY CLASSIFICATION

                                                                   Fair Value
CORPORATE RESTRICTED SECURITIES:                                   at 9/30/02
                                                                  ------------
AUTOMOBILE - 5.68%
America's Body Co., Inc./LCP Holding Co.                          $  3,322,398
LIH Investors, L.P.                                                  3,900,988
Nyloncraft, Inc.                                                     2,618,487
                                                                  ------------
                                                                     9,841,873
                                                                  ------------
BEVERAGE, FOOD &
TOBACCO - 2.41%
Beta Brands, Inc.                                                    1,475,584
Cains Foods, L.P.                                                      112,865
Premium Foods Group                                                  2,599,301
                                                                  ------------
                                                                     4,187,750
                                                                  ------------
BROADCASTING &
ENTERTAINMENT - 0.17%
Echostar Communications, Inc.                                          301,500
                                                                  ------------

BUILDINGS & REAL ESTATE - 10.26%
Adorn, Inc.                                                          2,220,025
Eagle Window & Door Holdings Co.                                     2,156,860
PGT Industries, Inc.                                                 2,283,443
Shelter Acquisition, Inc.                                            2,008,384
Strategic Equipment & Supply Partners, Inc.                          3,617,227
Therma-Tru Corporation                                               2,042,029
Truseal Technologies, Inc.                                           3,469,776
                                                                  ------------
                                                                    17,797,744
                                                                  ------------
CARGO TRANSPORT - 1.95%
Kenan-Advantage Transport Company                                    2,113,124
Tidewater Holdings, Inc.                                             1,275,008
                                                                  ------------
                                                                     3,388,132
                                                                  ------------
CHEMICAL, PLASTICS &
RUBBER - 2.80%
Delstar Holdings Corp.                                                      35
Process Chemicals LLC                                                2,684,638
RK Polymers LLC                                                      2,167,480
                                                                  ------------
                                                                     4,852,153
                                                                  ------------
CONSUMER PRODUCTS - 11.54%
Alpha Shirt Company                                                  4,791,672
Colibri Holdings Corporation                                         2,097,661
Consumer Product Enterprises, Inc.                                     684,003
Corvest Group, Inc.                                                  4,023,104
Dexter Magnetic Technologies, Inc.                                   1,746,797
G C-Sun Holdings, L.P.                                               1,293,759
Keepsake Quilting, Inc.                                              2,069,290
The Tranzonic Companies                                              3,306,124
                                                                  ------------
                                                                    20,012,410
                                                                  ------------

                                                                   Fair Value
CORPORATE RESTRICTED SECURITIES: (CONT.)                           at 9/30/02
                                                                  ------------
CONTAINERS, PACKAGING &
GLASS - 6.30%
C & K Manufacturing and Sales Company                             $     66,326
Capitol Specialty Plastics, Inc.                                           403
Paradigm Packaging, Inc.                                             2,369,223
Plassein Packaging, Inc.                                               664,132
Selig Acquisition Corporation                                        2,143,754
Snyder Industries, Inc.                                              3,166,820
Vitex Packaging, Inc.                                                2,504,404
                                                                  ------------
                                                                    10,915,062
                                                                  ------------
DIVERSIFIED/CONGLOMERATE, MANUFACTURING - 14.72%
D T Industries, Inc.                                                   843,527
Evans Consoles, Inc.                                                 2,763,447
Highgate Capital LLC                                                   358,415
Hussey Seating Company                                               2,986,304
Jackson Products, Inc.                                                 307,282
Jason, Inc.                                                          1,882,168
Maxtec International Corp.                                             633,143
NPC, Inc.                                                            3,943,147
P W Eagle, Inc.                                                      3,833,197
Safety Speed Cut Manufacturing Company, Inc.                         3,630,691
Tinnerman-Palnut Engineered Components                               2,115,917
Wicor Americas, Inc.                                                 2,221,872
                                                                  ------------
                                                                    25,519,110
                                                                  ------------
DIVERSIFIED/CONGLOMERATE, SERVICE - 8.71%
Diversco, Inc./DHI Holdings, Inc.                                      696,034
Examination Management Services, Inc.                                3,684,819
Hamilton Funeral Services Centers, Inc.                                950,678
Lancaster Laboratories, Inc.                                         2,091,626
Pharmaceutical Buyers, Inc.                                          1,037,156
Sabex 2002, Inc.                                                     2,175,063
SpectaGuard Acquisition LLC                                          2,274,252
Washington Inventory Services, Inc.                                  2,184,970
                                                                  ------------
                                                                    15,094,598
                                                                  ------------
ELECTRONICS - 7.00%
Advance Micro Devices, Inc.                                            295,000
Coining Corporation of America                                       2,253,812
Directed Electronics, Inc.                                           4,268,733
Evolve Software, Inc.                                                       19
Fairmarket, Inc.                                                           228
Hyperion Solutions Corp.                                               186,500
IBEAM Broadcasting Corporation                                            --
Integration Technology Systems, Inc.                                 1,870,553
Precision Dynamics, Inc.                                             2,727,710
Progressive Software Holdings                                           14,599
Sanmina-SCI Corp.                                                      348,800
Triquint Semiconductor, Inc.                                           167,344
                                                                  ------------
                                                                    12,133,298
                                                                  ------------
--------------------------------------------------------------------------------
26

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS

September 30, 2002
(Unaudited)

                       INDUSTRY CLASSIFICATION (CONTINUED)

                                                                   Fair Value
CORPORATE RESTRICTED SECURITIES: (CONT.)                           at 9/30/02
                                                                  ------------

FARMING & AGRICULTURE - 0.49%
Cuddy International Corp.                                         $     97,991
Polymer Technologies, Inc./
Poli-Twine Western, Inc.                                               701,913
Protein Genetics, Inc.                                                  50,175
                                                                  ------------
                                                                       850,079
                                                                  ------------
HEALTHCARE, EDUCATION & CHILDCARE - 5.27%
Beacon Medical Products, Inc.                                        2,034,715
DHD Healthcare, Inc.                                                 2,048,156
Enzymatic Therapy, Inc.                                              1,168,755
Nexell Therapeutics                                                  3,825,307
Viropharma, Inc.                                                        66,112
                                                                  ------------
                                                                     9,143,045
                                                                  ------------
HOME & OFFICE FURNISHINGS,
HOUSEWARES, AND DURABLE
CONSUMER PRODUCTS - 5.61%
Fasteners for Retail, Inc.                                           4,691,099
JohnsonDiversey, Inc.                                                  210,000
Moss, Inc.                                                           1,052,853
Star International, Inc.                                             3,780,994
                                                                  ------------
                                                                     9,734,946
                                                                  ------------
LEISURE, AMUSEMENT, ENTERTAINMENT - 5.16%
Adventure Entertainment Corporation                                     20,705
Grand Expeditions, Inc.                                                850,100
Merit Industries, Inc.                                               4,008,827
Olympic Boat Centers, Inc.                                           4,064,131
                                                                  ------------
                                                                     8,943,763
                                                                  ------------
MACHINERY - 2.90%
Ames Tru Temper, Inc.                                                2,084,625
C & M Conveyor, Inc.                                                 2,296,989
Cymer, Inc.                                                            650,250
                                                                  ------------
                                                                     5,031,864
                                                                  ------------
MINING, STEEL, IRON & NON PRECIOUS METALS - 1.20%
Better Minerals & Aggregates                                         2,074,497
                                                                  ------------

                                                                   Fair Value
CORPORATE RESTRICTED SECURITIES: (CONT.)                           at 9/30/02
                                                                  ------------
MISCELLANEOUS - 1.66%
CapeSuccess LLC                                                   $      7,747
East River Ventures I, L.P.                                             27,481
General Semiconductor, Inc.                                             57,038
Invitrogen Corp.                                                       337,875
USFlow Corp.                                                         2,430,748
Victory Ventures LLC                                                         2
Winsloew Escrow Corp.                                                    8,888
                                                                  ------------
                                                                     2,869,779
                                                                  ------------
OIL AND GAS - 0.96%
Chaparral Resources, Inc.                                                  205
TransMontaigne Oil Company                                           1,659,964
                                                                  ------------
                                                                     1,660,169
                                                                  ------------
PERSONAL TRANSPORTATION - 2.14%
Tronair, Inc.                                                        3,719,572
                                                                  ------------

RETAIL STORES - 1.29%
TVI, Inc.                                                            2,228,662
                                                                  ------------

TELECOMMUNICATIONS - 0.01%
Jordan Telecom Products                                                   --
Telex Communications, Inc.                                              17,707
                                                                  ------------
                                                                        17,707
                                                                  ------------
TECHNOLOGY - 0.16%
F E I Company                                                          273,281
                                                                  ------------

TOTAL CORPORATE RESTRICTED
SECURITIES - 98.39%                                               $170,590,994
                                                                  ============


--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(Unaudited)

1. HISTORY

   MassMutual Corporate Investors (the "Trust") is a closed-end, non-diversified investment company. David L. Babson & Company Inc. ("Babson"), a majority owned subsidiary of Massachusetts Mutual Life Insurance Company, ("MassMutual"), acts as its investment adviser.

   The Trust commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985.

   On January 27,1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary ("MMCI Subsidiary Trust") for the purpose of holding certain investments. The results of MMCI Subsidiary Trust have been consolidated in the accompanying financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

   A. VALUATION OF INVESTMENTS:

   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in or restrictions on resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a directly negotiated transaction to a limited number of purchasers or in a public offering for which a registration statement is in effect under the Securities Act of 1933.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Board of Trustees of the Trust (the "Trustees"). Each restricted security is valued by the Trustees at the time of the acquisition thereof and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

--------------------------------------------------------------------------------
28

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of Babson. In making valuations, the Trustees will consider reports by Babson analyzing each portfolio security in accordance with the relevant factors referred to above. Babson has agreed to provide such reports to the Trust at least quarterly.

   The financial statements include restricted securities valued at $170,590,994 (98.39% of net assets) as of September 30, 2002 ($165,661,462 at September 30, 2001) whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of September 30, 2002, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

   B. ACCOUNTING FOR INVESTMENTS:

   Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

   The Trust has elected to accrue, for financial reporting purposes, certain premiums and discounts which are required to be accrued for federal income tax purposes.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

   C. USE OF ESTIMATES:

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)

   D. FEDERAL INCOME TAXES:

   No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute all or a portion of such net gains.

3. MANAGEMENT FEE

   Under an investment services contract, Babson has agreed to invest for MassMutual Life Insurance Company's ("MassMutual") general account concurrently with the Trust in each restricted security purchased by the Trust. Babson, in addition to originating and sharing in the purchase of such securities, represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Babson provides a continuing review of the investment operations of the Trust. Babson also provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   Under the investment services contract, as amended July 1, 1988, the Trust pays Babson a quarterly base rate (the "Base Fee Rate") of 5/16 of 1% of the value of the Trust's net assets as of the end of each fiscal quarter, approximately equivalent to 1.25% of the net asset value of the Trust on an annual basis, plus or minus a quarterly performance adjustment (the "Performance Adjustment") of up to 1/16 of 1% approximately equivalent to .25% on an annual basis.

   The Performance Adjustment is based on the Trust's performance as compared to a benchmark rate of return (the "Target Rate") equal to 5.0 percentage points plus an unweighted, arithmetic average of the rates of return on the Standard & Poor's Industrial Stock Price Index and the Lehman Brothers Intermediate Credit Bond Index (formerly called the Lehman Brothers Intermediate Corporate Bond Index) over a rolling three-year period (the "Measurement Period") comprising the twelve quarters ending on the last day of each quarter (the "Valuation Date"). The Performance Adjustment is equal to 5% of the difference between the Trust's actual rate of return over the Measurement Period and the Target Rate. If the Trust's actual rate of return exceeds the Target Rate, the Base Fee Rate is increased by an amount equal to the Performance Adjustment; if the Trust's actual rate of return is less than the Target Rate, the Base Fee Rate is reduced by the Performance Adjustment. The advisory fee payable by the Trust is equal to the Base Fee Rate (as adjusted by the Performance Adjustment) times the net asset value of the Trust as of the Valuation Date. The Performance Adjustment for the quarters ended March 31, June 30, and September 30, 2002 was:

                                PERFORMANCE
                                 ADJUSTMENT      AMOUNT
                                 ----------      ------
           March 31, 2002          0.0625%      $114,090
           June 30, 2002           0.0625%      $112,914
           September 30, 2002      0.0625%      $108,793

--------------------------------------------------------------------------------
30

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)

4. SENIOR SECURED INDEBTEDNESS

   A. NOTE PAYABLE

   MassMutual holds the Trust's $20,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust in 1995. The Note, as amended, is due November 15, 2007 and accrues at 7.39% per annum. The Noteholder, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For each of the periods ended September 30, 2002 and 2001, the Trust incurred total interest expense on the Note of $1,108,500.

   B. REVOLVING CREDIT AGREEMENT

   The Trust entered into a Revolving Credit Agreement with Fleet National Bank as of June 29, 2000, in the principal amount of $25,000,000, maturing on May 31, 2005. The interest rate on the outstanding revolving loan is determined for periods of one, three or six months (as selected by the Trust) and is set at an annual rate equal to LIBOR (London Interbank Offered Rate) plus 0.37%. The Trust also agreed to pay an up-front fee equal to 0.10% on the total commitment. The facility fee is 0.15% per annum of the total commitment.

   As of September 30, 2002 and 2001, there were no outstanding loans drawn against the revolving credit facility. For each of the periods ended September 30, 2002 and 2001, the Trust incurred $27,945 in expense related to the undrawn portion.

5. PURCHASES AND SALES OF INVESTMENTS

                                                 FOR THE           FOR THE
                                               NINE MONTHS       NINE MONTHS
                                             ENDED 9/30/2002   ENDED 9/30/2001
                                             ---------------   ---------------
                                               COST OF INVESTMENTS ACQUIRED
                                             ---------------------------------
    Corporate restricted securities            $35,185,507       $21,320,129
    Corporate public securities                 12,288,203        11,208,303
    Short-term securities                      380,034,855       444,023,760

                                             PROCEEDS FROM SALES OR MATURITIES
                                             ---------------------------------
    Corporate restricted securities            $28,894,611       $30,300,978
    Corporate public securities                 12,549,536        12,010,376
    Short-term securities                      384,834,518       441,415,049

   The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of September 30, 2002. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of September 30, 2002 is $44,470,735 and consists of $11,142,640 appreciation and $55,613,375 depreciation.

   The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of September 30, 2001. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of September 30, 2001 is $43,336,348 and consists of $12,877,181 appreciation and $56,213,529 depreciation.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS        MASSMUTUAL CORPORATE INVESTORS
(CONTINUED)


6. Quarterly Results of Investment Operations

                                                    PER                    PER
                                       AMOUNT      SHARE      AMOUNT      SHARE
                                       ------      -----      ------      -----
                                   MARCH 31, 2002         MARCH 31, 2001
                                   --------------         --------------

     Investment income               $4,810,387             $4,901,417
     Net investment income            3,587,006    $0.41     3,729,498    $0.43
     Net realized and unrealized
       gain (loss) on investments     2,640,053     0.30    (1,686,474)   (0.18)

                                    JUNE 30, 2002         JUNE 30, 2001
                                    -------------         -------------

     Investment income                4,866,101              5,051,877
     Net investment income            3,767,012     0.43     3,844,565     0.44
     Net realized and unrealized
       (loss) gain on investments    (2,039,467)   (0.23)    2,449,657     0.29

                                 SEPTEMBER 30, 2002    SEPTEMBER 30, 2001
                                 ------------------    ------------------

     Investment income                4,537,861              4,875,161
     Net investment income            3,338,262     0.38     3,737,511     0.43
     Net realized and unrealized
       loss on investments           (6,640,118)   (0.75)   (7,180,355)   (0.82)














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32

     TRUSTEES

Donald E. Benson*
Richard G. Dooley
Donald Glickman
Martin T. Hart*
Steven A. Kandarian
Jack A. Laughery
Corine T. Norgaard*
Stuart H. Reese

*Member of the Audit Committee


               OFFICERS

Stuart H. Reese,           Chairman
Richard G. Dooley,         Vice Chairman
Robert E. Joyal,           President
Charles C. McCobb, Jr.,    Vice President &
                             Chief Financial Officer
Stephen L. Kuhn,           Vice President &
                             Secretary
Roger W. Crandall,         Vice President
Michael P. Hermsen,        Vice President
Mary Wilson Kibbe,         Vice President
Michael L. Klofas,         Vice President
Richard C. Morrison,       Vice President
Clifford M. Noreen,        Vice President
Richard E. Spencer, II,    Vice President
Mark B. Ackerman,          Treasurer



                  DIVIDEND REINVESTMENT AND SHARE PURCHASE PLAN

MassMutual Corporate Investors offers a Dividend Reinvestment and Share Purchase Plan. The Plan provides a simple way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. A shareholder may join the Plan by filling out and mailing an authorization card to Shareholder Financial Services, Inc., the Transfer Agent. Participating shareholders will continue to participate until they notify the Transfer Agent, in writing, of their desire to terminate participation. Unless a shareholder elects to participate in the Plan, he or she will, in effect, have elected to receive dividends and distributions in cash.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $10 nor more than $5,000 per quarter.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in any way, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Corporate Investors' Dividend Reinvestment and Share Purchase Plan, P.O. Box 173673, Denver CO 80217-3673.

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